Options and Warrants (Details Narrative) - USD ($)				1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 13, 2019	Jun. 04, 2019	Jan. 25, 2019	Jun. 30, 2021	Jun. 30, 2020	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2020	Aug. 31, 2020	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense							$ 0	$ 0	$ 0	$ 0
Warrants Outstanding				204,946,057			204,946,057		235,833,333
Weighted Average Exercise Price				$ 0.02			$ 0.02		$ 0.02
Number of warrants exercised									4,170,000
Grant and exercise of warrants									2,285,000
Proceeds from warrant exercises								$ 93,342	$ 93,342	$ 137,524
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding									235,833,333	8,885,000
Weighted Average Exercise Price									$ 0.02	$ 0.04
Number of warrants exercised										4,365,000
Grant and exercise of warrants									238,118,333	21,850,298
Proceeds from warrant exercises										$ 137,524
Warrants to purchase common stock		6,250,000
Warrants exercise price description		The exercise price per share of common stock under this warrant shall be the lesser of (i) $0.0855, or (ii) 75% of the lowest single trading day closing price during the five trading days prior to the exercise date.
Auctus Note [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock											200,000,000	7,500,000
Exercise price of warrants											$ 0.15	$ 0.15
EMA Note [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock											28,333,333
Exercise price of warrants											$ 0.15
Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants cancelled						7,000,000
Board Members [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised	7,000,000
Exercise price of warrants	$ 0.03
Two Company Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued in exchange for cancellation of salary and interest accruals			$ 348,312
Auctus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for exercise of warrants				30,887,276	30,887,276
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				1,800,000			1,800,000		1,800,000	5,800,000			6,300,000